General - Consolidated subsidiaries and their financial information (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori bank and Woori Investment Securities Co., Ltd.		Woori bank and Woori Investment Securities Co., Ltd.
Subsidiaries		Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No. 1	[2]	Woori Global Secondary Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		99.90%
Location		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.Companies are excluded from the consolidation as of December 31, 2025.
Woori bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Bank		Woori Bank
Main business		Bank		Bank
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 502,846,197		₩ 485,888,941
Liabilities		473,158,744		456,944,053
Operating revenue		33,077,179		41,881,143
Net income (loss) attributable to owners		2,589,646		3,039,372
Comprehensive income (loss) attributable to owners		₩ 2,440,011		₩ 3,381,799
Tongyang Life Insurance Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries	[3]	Tongyang Life Insurance Co., Ltd.		Tongyang Life Insurance Co., Ltd.
Main business		Life insurance		Life insurance
Percentage of ownership (%)		77.90%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 35,444,959
Liabilities		33,351,243
Operating revenue		2,127,821
Net income (loss) attributable to owners		43,609
Comprehensive income (loss) attributable to owners		₩ 307,187
Woori Card Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Card Co., Ltd.		Woori Card Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 17,512,741		₩ 16,613,482
Liabilities		14,620,417		13,828,816
Operating revenue		2,268,801		2,293,739
Net income (loss) attributable to owners		149,953		147,179
Comprehensive income (loss) attributable to owners		₩ 154,441		₩ 160,121
Woori Financial Capital Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 12,361,366		₩ 12,770,681
Liabilities		10,523,678		11,045,686
Operating revenue		1,902,863		1,759,842
Net income (loss) attributable to owners		148,727		141,419
Comprehensive income (loss) attributable to owners		₩ 149,872		₩ 138,826
Woori Investment Securities Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries	[3]	Woori Investment Securities Co., Ltd.		Woori Investment Securities Co., Ltd.
Main business		Securities brokerage		Securities brokerage
Percentage of ownership (%)		99.90%		99.50%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 9,706,286		₩ 7,186,431
Liabilities		8,504,657		6,041,109
Operating revenue		519,130		430,599
Net income (loss) attributable to owners		27,444		2,552
Comprehensive income (loss) attributable to owners		₩ 55,351		₩ 6,279
ABL Life Insurance Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries	[3]	ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Main business		Life insurance		Life insurance
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 19,609,549
Liabilities		18,928,173
Operating revenue		1,566,440
Net income (loss) attributable to owners		55,984
Comprehensive income (loss) attributable to owners		₩ 109,611
Woori Asset Trust Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Asset Trust Co., Ltd		Woori Asset Trust Co., Ltd
Main business		Real estate trust		Real estate trust
Percentage of ownership (%)		100.00%		99.60%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 302,661		₩ 499,279
Liabilities		63,308		39,470
Operating revenue		76,499		107,154
Net income (loss) attributable to owners		(220,617)		1,803
Comprehensive income (loss) attributable to owners		₩ (220,455)		₩ 1,609
Woori Savings Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Savings Bank		Woori Savings Bank
Main business		Mutual saving bank		Mutual saving bank
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 2,061,407		₩ 1,874,624
Liabilities		1,853,571		1,680,378
Operating revenue		134,632		136,417
Net income (loss) attributable to owners		14,719		(85,879)
Comprehensive income (loss) attributable to owners		₩ 13,590		₩ (84,907)
Woori Financial F&I Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 1,271,613		₩ 1,251,854
Liabilities		930,542		914,388
Operating revenue		75,360		90,373
Net income (loss) attributable to owners		3,594		13,306
Comprehensive income (loss) attributable to owners		₩ 3,604		₩ 13,199
Woori Asset Management Corp.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries	[3]	Woori Asset Management Corp.		Woori Asset Management Corp.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 204,188		₩ 203,232
Liabilities		24,860		39,077
Operating revenue		64,547		57,562
Net income (loss) attributable to owners		18,741		11,801
Comprehensive income (loss) attributable to owners		₩ 18,713		₩ 11,870
Woori Venture Partners Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Venture Partners		Woori Venture Partners
Main business		Other financial services		Other financial services
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 382,040		₩ 350,066
Liabilities		28,151		15,060
Operating revenue		39,162		62,261
Net income (loss) attributable to owners		26,207		36,786
Comprehensive income (loss) attributable to owners		₩ 26,183		₩ 37,213
Woori Private Equity Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Private Equity Asset Management Co., Ltd.		Woori Private Equity Asset Management Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 106,003		₩ 101,164
Liabilities		6,161		5,589
Operating revenue		12,380		9,974
Net income (loss) attributable to owners		4,071		4,148
Comprehensive income (loss) attributable to owners		₩ 4,267		₩ 3,987
Woori Credit Information Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Credit Information Co., Ltd.		Woori Credit Information Co., Ltd.
Main business		Credit information		Credit information
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 45,455		₩ 43,985
Liabilities		7,581		6,555
Operating revenue		37,622		42,796
Net income (loss) attributable to owners		868		1,614
Comprehensive income (loss) attributable to owners		₩ 928		₩ 1,252
Woori Fund Service Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Fund Service Co., Ltd.		Woori Fund Service Co., Ltd.
Main business		Financial support service business		Financial support service business
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 33,882		₩ 31,154
Liabilities		2,665		2,799
Operating revenue		18,422		18,069
Net income (loss) attributable to owners		4,255		4,646
Comprehensive income (loss) attributable to owners		₩ 4,255		₩ 4,646
Woori FIS Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori FIS Co., Ltd.		Woori FIS Co., Ltd.
Main business		System software development & maintenance		System software development & maintenance
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 52,554		₩ 58,868
Liabilities		6,015		12,094
Operating revenue		173,875		175,624
Net income (loss) attributable to owners		198		(1,709)
Comprehensive income (loss) attributable to owners		₩ (234)		₩ (1,485)
Woori Finance Research Institute Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.		Woori Financial Group Inc.
Subsidiaries		Woori Finance Research Institute Co., Ltd.		Woori Finance Research Institute Co., Ltd.
Main business		Other service business		Other service business
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 7,469		₩ 7,663
Liabilities		3,550		3,892
Operating revenue		9,972		9,022
Net income (loss) attributable to owners		126		59
Comprehensive income (loss) attributable to owners		₩ 148		₩ (70)
Woori America Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori America Bank		Woori America Bank
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		America		America
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Global Markets Asia Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Global Markets Asia Limited		Woori Global Markets Asia Limited
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Hong Kong		Hong Kong
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Bank China Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank China Limited		Woori Bank China Limited
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		China		China
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
AO Woori Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[4]	AO Woori Bank		AO Woori Bank
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Russia		Russia
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
PT Bank Woori Saudara Indonesia 1906 Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		PT Bank Woori Saudara Indonesia 1906 Tbk		PT Bank Woori Saudara Indonesia 1906 Tbk
Main business		Finance		Finance
Percentage of ownership (%)		90.80%		90.80%
Location		Indonesia		Indonesia
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Banco Woori Bank do Brasil S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Banco Woori Bank do Brasil S.A.		Banco Woori Bank do Brasil S.A.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Brazil		Brazil
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Korea BTL Infrastructure Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Korea BTL Infrastructure Fund		Korea BTL Infrastructure Fund
Main business		Finance		Finance
Percentage of ownership (%)		99.90%		99.90%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Finance Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Finance Myanmar Co., Ltd.		Woori Finance Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Wealth Development Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Wealth Development Bank		Wealth Development Bank
Main business		Finance		Finance
Percentage of ownership (%)		51.00%		51.00%
Location		Philippines		Philippines
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Bank Vietnam Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Vietnam Limited		Woori Bank Vietnam Limited
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Vietnam		Vietnam
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Bank (Cambodia) PLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank (Cambodia) PLC		Woori Bank (Cambodia) PLC
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Cambodia		Cambodia
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Bank Europe
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Bank Europe		Woori Bank Europe
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Germany		Germany
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	KAMCO Value Recreation First Securitization Specialty Co., Ltd.		KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		15.00%		15.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Jeonju Iwon Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Jeonju Iwon Ltd.		Jeonju Iwon Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Wonju I one Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Wonju I one Inc.		Wonju I one Inc.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Heitz Third Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Heitz Third Co., Ltd.		Heitz Third Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori hansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori hansoop 1st Co., Ltd.		Woori hansoop 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori QS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori QS 1st Co., Ltd.		Woori QS 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Dream 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Dream 2nd Co., Ltd.		Woori Dream 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori K 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori K 1st Co., Ltd.		Woori K 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Display 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Display 3rd Co., Ltd.		Woori Display 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Quantum Jump the 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Quantum Jump the 2nd Co., Ltd.		Quantum Jump the 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Woori HW 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HW 1st Co., Ltd.		Woori HW 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Dream 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Dream 3rd Co., Ltd.		Woori Dream 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori SJS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori SJS 1st Co., Ltd.		Woori SJS 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
SPG the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	SPG the 1st Co., Ltd.		SPG the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori-HWC 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori-HWC 1st Co., Ltd.		Woori-HWC 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori HC 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 3rd Co., Ltd.		Woori HC 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Park I 1st co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori Park I 1st co., Ltd		Woori Park I 1st co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Woori HC 4th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 4th Co., Ltd.		Woori HC 4th Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori SKR 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori SKR 1st Co., Ltd.		Woori SKR 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori H chemical 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori H chemical 1st Co., Ltd		Woori H chemical 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
HE the 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	HE the 1st Co., Ltd.		HE the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Hub The 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Hub The 1st Co., Ltd.		Woori Hub The 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori K The 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori K The 3rd Co., Ltd.		Woori K The 3rd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori KF 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori KF 1st Co., Ltd.		Woori KF 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori L Yongsan 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori L Yongsan 1st Co., Ltd.		Woori L Yongsan 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori HC 5th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HC 5th Co., Ltd.		Woori HC 5th Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Woori Lotte Dongtan 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori Lotte Dongtan 1st Co., Ltd.		Woori Lotte Dongtan 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Woori HC 6th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori HC 6th Co., Ltd.		Woori HC 6th Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Woori HO 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori HO 1st Co., Ltd.		Woori HO 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Woori ESG 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori ESG 1st Co., Ltd.		Woori ESG 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Woori Osiria 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori Osiria 1st Co., Ltd.		Woori Osiria 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Gangnam Landmark 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Gangnam Landmark 2nd Co., Ltd		Gangnam Landmark 2nd Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Woori HP the 1st co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HP the 1st Co., Ltd.		Woori HP the 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori KF 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori KF 2nd Co., Ltd.		Woori KF 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori ST 1st co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori ST 1st Co., Ltd.		Woori ST 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Woori HD 1st co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori HD 1st co., Ltd.		Woori HD 1st co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Woori HW 2nd co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HW 2nd co., Ltd.		Woori HW 2nd co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Mirae 1st co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[6]	Woori Mirae 1st co., Ltd.		Woori Mirae 1st co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2025.
Heungkuk Global Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2]	Heungkuk Global Private Placement Investment Trust No. 1		Heungkuk Global Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		98.80%		98.80%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
AI Partners UK Water Supply Private Placement Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2]	AI Partners UK Water Supply Private Placement Investment Trust No. 2		AI Partners UK Water Supply Private Placement Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		97.30%		97.30%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Multi Asset Global Real Estate Investment Trust No. 5-2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
IGIS Australia Investment Trust No. 209-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2]	IGIS Australia Investment Trust No. 209-1		IGIS Australia Investment Trust No. 209-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		99.40%		99.40%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Kiwoom Harmony Private Placement Investment Trust No. 2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2],[6]	Kiwoom Harmony Private Placement Investment Trust No. 2		Kiwoom Harmony Private Placement Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		97.30%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Kiwoom Harmony Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2]	Kiwoom Harmony Private Placement Investment Trust No. 1		Kiwoom Harmony Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		97.70%		97.40%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Kiwoom Harmony Private Placement Investment Trust No. 4
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2]	Kiwoom Harmony Private Placement Investment Trust No. 4		Kiwoom Harmony Private Placement Investment Trust No. 4
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		96.20%		96.20%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Principal Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Principal Guaranteed Trust		Principal Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Principal and Interest Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[7]	Principal and Interest Guaranteed Trust		Principal and Interest Guaranteed Trust
Main business		Trust		Trust
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
MAGI No.5 LuxCo S.a.r.l.
Significant investments in subsidiaries [Abstract]
Investor		Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2		Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2
Subsidiaries		MAGI No. 5 LuxCo S.a.r.l.		MAGI No. 5 LuxCo S.a.r.l.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		54.60%		54.60%
Location		Luxembourg		Luxembourg
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
ADP 16 Brussels
Significant investments in subsidiaries [Abstract]
Investor		MAGI No.5 LuxCo S.a.r.l.		MAGI No.5 LuxCo S.a.r.l.
Subsidiaries		ADP 16 Brussels		ADP 16 Brussels
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		100.00%		100.00%
Location		Belgium		Belgium
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
TUTU Finance –WCI Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries		TUTU Finance – WCI Myanmar Co., Ltd.		TUTU Finance – WCI Myanmar Co., Ltd.
Main business		Finance		Finance
Percentage of ownership (%)		100.00%		100.00%
Location		Myanmar		Myanmar
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
PT Woori Finance Indonesia Tbk.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries		PT Woori Finance Indonesia Tbk.		PT Woori Finance Indonesia Tbk.
Main business		Finance		Finance
Percentage of ownership (%)		84.50%		84.50%
Location		Indonesia		Indonesia
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[5],[6]	Woori Card 2021-1 Asset Securitization Specialty Co.,Ltd.		Woori Card 2021-1 Asset Securitization Specialty Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.50%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori Card 2022-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[5],[6]	Woori Card 2022-1 Asset Securitization Specialty Co.,Ltd.		Woori Card 2022-1 Asset Securitization Specialty Co.,Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)				0.50%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.		Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.50%		0.50%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.		Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.50%		0.50%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Card 2023-2 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2023-2 Asset Securitization Specialty Co., Ltd.		Woori Card 2023-2 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.50%		0.50%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Specified Money Market Trust
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Financial Capital Co., Ltd.		Held by Woori Financial Capital Co., Ltd.
Subsidiaries		Specified Money Market Trust		Specified Money Market Trust
Main business		Trust		Trust
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Seari Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	Seari Second Securitization Specialty Co., Ltd.		Seari Second Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Namjong 1st Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	Namjong 1st Securitization Specialty Co., Ltd.		Namjong 1st Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Bukgeum First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	Bukgeum First Securitization Specialty Co., Ltd.		Bukgeum First Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Bukgeum Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	Bukgeum Second Securitization Specialty Co., Ltd.		Bukgeum Second Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WS1909 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WS1909 Securitization Specialty Co., Ltd.		WS1909 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WS2003 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WS2003 Securitization Specialty Co., Ltd.		WS2003 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WS2006 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WS2006 Securitization Specialty Co., Ltd.		WS2006 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WH2103 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WH2103 Securitization Specialty Co., Ltd.		WH2103 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WN2103 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WN2103 Securitization Specialty Co., Ltd.		WN2103 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WH2106 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WH2106 Securitization Specialty Co., Ltd.		WH2106 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2],[6]	Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)		Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		89.50%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2040
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2],[6]	Woori Together TDF 2040		Woori Together TDF 2040
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		34.30%
Location		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2045
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2],[6]	Woori Together TDF 2045		Woori Together TDF 2045
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		56.00%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2050
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2],[6]	Woori Together TDF 2050		Woori Together TDF 2050
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		31.50%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Bank and Woori Financial Capital Co Ltd
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank and Woori Financial Capital Co., Ltd.		Woori Bank and Woori Financial Capital Co., Ltd.
Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No. 1 and Woori Japan General Type Private Real Estate Feeder Investment Trust No. 21 [Member]
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No. 1 and Woori Japan General Type Private Real Estate Feeder Investment Trust No. 2-1		Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No. 1 and Woori Japan General Type Private Real Estate Feeder Investment Trust No. 2-1
Woori Bank and Woori Private Equity Asset Management Co Ltd
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank and Woori Private Equity Asset Management Co., Ltd.		Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Woori Financial Capital Co Ltd and Woori Investment Securities Co Ltd
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Financial Capital Co., Ltd. and Woori Investment Securities Co., Ltd		Woori Financial Capital Co., Ltd. and Woori Investment Securities Co., Ltd
Woori Japan Private Placement Real Estate Feeder Investment Trust No 11 and Woori Japan Investment Trust No12 [Member]
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Japan Private Placement Real Estate Feeder Investment Trust No. 1-1 and Woori Japan Investment Trust No. 1-2		Woori Japan Private Placement Real Estate Feeder Investment Trust No. 1-1 and Woori Japan Investment Trust No. 1-2
Woori Future CoGrowth Hightech Strategic Industries Private Investment Trust
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2],[8]	Woori Future Co-Growth High-tech Strategic Industries Private Investment Trust		Woori Future Co-Growth High-tech Strategic Industries Private Investment Trust
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location	[2]	Korea		Korea
Financial statements date	[2]	Dec. 31, 2025		Dec. 31, 2024
Woori Bank, Woori Card Co., Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd., Tongyang Life Insurance Co., Ltd., ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd [Member]
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank, Woori Card Co., Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd., Tongyang Life Insurance Co., Ltd., ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.		Woori Bank, Woori Card Co., Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd., Tongyang Life Insurance Co., Ltd., ABL Life Insurance Co., Ltd. and Woori Asset Management Co., Ltd.
Woori Bank, Woori Financial Capital Co., Ltd. and Tongyang Life Insurance Co., Ltd [Member]
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank, Woori Financial Capital Co., Ltd. and Tongyang Life Insurance Co., Ltd		Woori Bank, Woori Financial Capital Co., Ltd. and Tongyang Life Insurance Co., Ltd
Woori Bank, Woori Card Co., Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd [Member]
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank, Woori Card Co., Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd		Woori Bank, Woori Card Co., Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd
Woori Bank and Woori Asset Management Co., Ltd. [Member]
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank and Woori Asset Management Co., Ltd.		Woori Bank and Woori Asset Management Co., Ltd.
Woori NewGen Energy ABL Private Investment Trust [Member]
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2],[8]	Woori NewGen Energy ABL Private Investment Trust(		Woori NewGen Energy ABL Private Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		33.30%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori BaranNamyang Expressway Private Special Asset Investment Trust( [Member]
Significant investments in subsidiaries [Abstract]
Subsidiaries		Woori Baran-Namyang Expressway Private Special Asset Investment Trust		Woori Baran-Namyang Expressway Private Special Asset Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		47.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd [Member]
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd		Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd
Woori Following Foreigners Securities SubInvestment Trust Equity ClassCF [Member]
Significant investments in subsidiaries [Abstract]
Subsidiaries		Woori Following Foreigners Securities Sub-Investment Trust [Equity]Class C-F
Main business		Securities investment and others
Percentage of ownership (%)		75.60%		0.00%
Location		Korea
Bridge Beta1st Co., Ltd [Member]
Significant investments in subsidiaries [Abstract]
Subsidiaries		Bridge Beta 1st Co., Ltd		Bridge Beta 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Kiwoom Europe Infra A.I. Private Type Investment Trust III [Member]
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries		Kiwoom Europe Infra A.I. Private Type Investment Trust III		Kiwoom Europe Infra A.I. Private Type Investment Trust III
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Kookmin Bank Acting as Trustee of Kiwoom Moderato Private Securities Investment Trust I [Member]
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries		Kookmin Bank Acting as Trustee of Kiwoom Moderato Private Securities Investment Trust I		Kookmin Bank Acting as Trustee of Kiwoom Moderato Private Securities Investment Trust I
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
WiBee Smile AP 1st Co., Ltd [Member]
Significant investments in subsidiaries [Abstract]
Subsidiaries		WiBee Smile AP 1st Co., Ltd		WiBee Smile AP 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WiBee Retail 1st Co Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries		WiBee Retail 1st Co., Ltd		WiBee Retail 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Partners General Type Private Investment Trust No. 4
Significant investments in subsidiaries [Abstract]
Subsidiaries		Woori Partners General Type Private Investment Trust No. 4
Main business		Securities investment and others
Percentage of ownership (%)		99.00%		0.00%
Location		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WOORI NC 1ST CO., LTD
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5],[8]	WOORI NC 1ST CO., LTD.
Main business		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Tongyang Life Financial Service Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Tongyang Life Insurance Co., Ltd.		Held by Tongyang Life Insurance Co., Ltd.
Subsidiaries		Tongyang Life Financial Service Co., Ltd		Tongyang Life Financial Service Co., Ltd
Main business		Insurance agents and brokers		Insurance agents and brokers
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Card 2024-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Card Co., Ltd.		Held by Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2024-1 Asset Securitization Specialty Co., Ltd.		Woori Card 2024-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.50%		0.50%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Senior Loan Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Senior Loan Private Placement Investment Trust No. 1		Woori Senior Loan Private Placement Investment Trust No. 1
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)	[2]	32.00%		0.00%
Location	[2]	Korea		Korea
Financial statements date	[2]	Dec. 31, 2025		Dec. 31, 2024
Woori FG DINNO Lab Fund 1st
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori FG DINNO Lab Fund 1st		Woori FG DINNO Lab Fund 1st
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location	[2]	Korea		Korea
Financial statements date	[2]	Dec. 31, 2024		Dec. 31, 2024
Woori FG DINNO Lab Fund 2nd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori FG DINNO Lab Fund 2nd		Woori FG DINNO Lab Fund 2nd
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location	[2]	Korea		Korea
Financial statements date	[2]	Dec. 31, 2025		Dec. 31, 2024
Woori Real Estate Financial Stabilization General Private Investment Trust No. 2
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2],[8]	Woori Real Estate Financial Stabilization General Private Investment Trust No. 2		Woori Real Estate Financial Stabilization General Private Investment Trust No. 2
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location	[2]	Korea		Korea
Financial statements date	[2]	Dec. 31, 2025		Dec. 31, 2024
Woori Renewable New Deal Fund No.1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Renewable New Deal Fund No. 1		Woori Renewable New Deal Fund No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		60.00%		60.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori MDF V General Type Private Real Estate Investment Trust
Significant investments in subsidiaries [Abstract]
Investor	[1]	ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Woori MDF V General Type Private Real Estate Investment Trust		Woori MDF V General Type Private Real Estate Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		50.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.
Woori Top-Class Equity Fund of Funds Private Investment Trust
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2],[8]	Woori Top-Class Equity Fund of Funds Private Investment Trust		Woori Top-Class Equity Fund of Funds Private Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Real Estate Blind Investment General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2],[8]	Woori Real Estate Blind Investment General Type Private Investment Trust No. 1		Woori Real Estate Blind Investment General Type Private Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Top-Class Senior and Junior Loan Private Investment Trust
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2],[8]	Woori Top-Class Senior and Junior Loan Private Investment Trust		Woori Top-Class Senior and Junior Loan Private Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WI2511 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5],[8]	WI2511 Asset Securitization Specialty Co., Ltd.		WI2511 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WH2509 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5],[8]	WH2509 Asset Securitization Specialty Co., Ltd.		WH2509 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WK2509 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5],[8]	WK2509 Asset Securitization Specialty Co., Ltd.		WK2509 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WHKN2506 Asset Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5],[8]	WHKN2506 Asset Securitization Specialty Co., Ltd.		WHKN2506 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WDSB2503 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WDSB2503 Asset Securitization Specialty Co., Ltd.		WDSB2503 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Short Term Bond Master Investment Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2],[6],[8]	Woori Short Term Bond Master Investment Trust		Woori Short Term Bond Master Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Woori Total Bond Market Master Investment Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries		Woori Total Bond Market Master InvestmentTrust
Main business		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea
Woori US Billionaire Equity EMP Feeder Investment Trust (UH) ClassC-F
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2],[6]	Woori US Billionaire Equity EMP Feeder Investment Trust (UH)ClassC-F		Woori US Billionaire Equity EMP Feeder Investment Trust (UH)ClassC-F
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Woori US Billionaire Equity EMP Feeder Investment Trust (H) ClassC-F
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2],[6]	Woori US Billionaire Equity EMP Feeder Investment Trust (H)Class C-F		Woori US Billionaire Equity EMP Feeder Investment Trust (H)Class C-F
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Woori US Billionaire Equity Master Investment Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2]	Woori US Billionaire Equity Master Investment Trust		Woori US Billionaire Equity Master Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Woori Following Foreigners 40 Securities Sub-Investment Trust [Bond Mixed-Fund of Funds] Class C-F
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2]	Woori Following Foreigners 40 Securities Sub-Investment Trust [Bond Mixed-Fund of Funds] Class C-F		Woori Following Foreigners 40 Securities Sub-Investment Trust [Bond Mixed-Fund of Funds] Class C-F
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		31.30%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Following Foreigners Securities Sub-Investment Master Fund [Equity]
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2]	Woori Following Foreigners Securities Sub-Investment Master Fund[Equity]		Woori Following Foreigners Securities Sub-Investment Master Fund[Equity]
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori China Convertible Bond Master Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2],[6]	Woori China Convertible Bond Master Fund		Woori China Convertible Bond Master Fund
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		63.30%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Pantheon Metrics General Type Private Investment Trust
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Woori Pantheon Metrics General Type Private Investment Trust		Woori Pantheon Metrics General Type Private Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Park Square Payton General Type Private Investment Trust
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Woori Park Square Payton General Type Private Investment Trust		Woori Park Square Payton General Type Private Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Alceon Australia RDS General Type Private Placement Investment Trust 3
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Alceon Australia RDS General Type Private Placement Investment Trust 3		Alceon Australia RDS General Type Private Placement Investment Trust 3
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Alceon Australia RDS General Type Private Placement Investment Trust 2
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Alceon Australia RDS General Type Private Placement Investment Trust 2		Alceon Australia RDS General Type Private Placement Investment Trust 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
IGIS U.S. Private Placement Real Estate Investment Trust No. 469-2
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	IGIS U.S. Private Placement Real Estate Investment Trust No. 469-2		IGIS U.S. Private Placement Real Estate Investment Trust No. 469-2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
IGIS U.S. Private Placement Real Estate Investment Trust No. 469-1
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	IGIS U.S. Private Placement Real Estate Investment Trust No. 469-1		IGIS U.S. Private Placement Real Estate Investment Trust No. 469-1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
KB NB Private Investment Trust No.4
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	KB NB Private InvestmentTrust No. 4		KB NB Private InvestmentTrust No. 4
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Alceon Real Property Blind General Type Private Placement Investment Trust
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Alceon Real Property Blind General Type Private Placement Investment Trust		Alceon Real Property Blind General Type Private Placement Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Hanwha Global Infrastructure Private Fund 31
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Hanwha Global Infrastructure Private Fund 31		Hanwha Global Infrastructure Private Fund 31
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Alceon Real Infrastructure Blind General Type Private Placement Investment Trust
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Alceon Real Infrastructure Blind General Type Private Placement Investment Trust		Alceon Real Infrastructure Blind General Type Private Placement Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Kiwoom Europe Infra A.I. Private Type Investment Trust IX
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Kiwoom Europe Infra A.I. Private Type Investment Trust IX		Kiwoom Europe Infra A.I. Private Type Investment Trust IX
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Kookmin Bank acting as Trustee of Kiwoom AGPS Private Investment Trust
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Kookmin Bank acting as Trustee of Kiwoom AGPS Private Investment Trust		Kookmin Bank acting as Trustee of Kiwoom AGPS Private Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Kiwoom Global Infra A.I. Private Type Investment Trust II
Significant investments in subsidiaries [Abstract]
Investor		ABL Life Insurance Co., Ltd.		ABL Life Insurance Co., Ltd.
Subsidiaries	[2]	Kiwoom Global Infra A.I. Private Type Investment Trust II		Kiwoom Global Infra A.I. Private Type Investment Trust II
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Kookmin Bank acting as Trustee of Kiwoom Andante Private Investment Trust
Significant investments in subsidiaries [Abstract]
Subsidiaries		Kookmin Bank acting as Trustee of Kiwoom Andante Private Investment Trust		Kookmin Bank acting as Trustee of Kiwoom Andante Private Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
ABA Financial Service LLC.
Significant investments in subsidiaries [Abstract]
Subsidiaries		ABA Financial Service LLC.		ABA Financial Service LLC.
Main business		Insurance agents and brokers		Insurance agents and brokers
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WiBee Central 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WiBee Central 1st Co., Ltd		WiBee Central 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WiBee Sae-A 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WiBee Sae-A 1st Co., Ltd		WiBee Sae-A 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WiBee AK 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Investment Securities Co., Ltd.		Held by Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WiBee AK 1st Co., Ltd.		WiBee AK 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Kiwoom Harmony Private Placement Investment Trust No. 9
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2]	Kiwoom Harmony Private Placement Investment Trust No. 9		Kiwoom Harmony Private Placement Investment Trust No. 9
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WOORI SONO 1ST CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[8]	WOORI SONO 1ST CO., LTD		WOORI SONO 1ST CO., LTD
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WOORI TECHONE 2ND CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[8]	WOORI TECHONE 2ND CO., LTD		WOORI TECHONE 2ND CO., LTD
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.
WOORI TECHONE 1ST CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[8]	WOORI TECHONE 1ST CO., LTD		WOORI TECHONE 1ST CO., LTD
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.
WOORI DK 1ST CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[8]	WOORI DK 1ST CO., LTD.		WOORI DK 1ST CO., LTD.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.
WOORI BLOSSOM 1ST CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[8]	WOORI BLOSSOM 1ST CO., LTD.		WOORI BLOSSOM 1ST CO., LTD.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.
WOORI GANGNAM ALPHA 1ST CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[8]	WOORI GANGNAM ALPHA 1ST CO., LTD.		WOORI GANGNAM ALPHA 1ST CO., LTD.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.
WOORI HEROS 1ST CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[8]	WOORI HEROS 1ST CO., LTD.		WOORI HEROS 1ST CO., LTD.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.
WOORI PARC1. 2ND CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[8]	WOORI PARC1. 2ND CO., LTD		WOORI PARC1. 2ND CO., LTD
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2025.
Woori Private Placement Investment Trust No. 3
Significant investments in subsidiaries [Abstract]
Investor		Woori Private Placement Investment Trust No. 3		Woori Private Placement Investment Trust No. 3
Subsidiaries	[2],[9]	Woori Private Placement Investment Trust No. 3		Woori Private Placement Investment Trust No. 3
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		76.50%		76.50%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Japan Private Placement Real Estate Master Investment Trust No. 2
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2],[6],[9]	Woori Japan Private Placement Real Estate Master Investment Trust No. 2		Woori Japan Private Placement Real Estate Master Investment Trust No. 2
Main business	[2],[9]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		100.00%
Location	[2],[9]	Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
Woori Japan Private Placement Real Estate Master Investment Trust No.2-1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2],[6]	Woori Japan Private Placement Real Estate Master Investment Trust No. 2-1		Woori Japan Private Placement Real Estate Master Investment Trust No. 2-1
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		100.00%
Location	[2]	Korea		Korea
Financial statements date	[2]			Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
Woori Japan Private Placement Real Estate Master Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori Japan Private Placement Real Estate Master Investment Trust No. 1		Woori Japan Private Placement Real Estate Master Investment Trust No. 1
Subsidiaries	[2],[6],[9]	Woori Japan Private Placement Real Estate Master Investment Trust No. 1		Woori Japan Private Placement Real Estate Master Investment Trust No. 1
Main business	[2],[9]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		100.00%
Location	[2],[9]	Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
Woori Real Estate Financial Stabilization General Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori bank, Woori Investment Securities Co., Ltd., and Woori Asset Management Co., Ltd		Woori bank, Woori Investment Securities Co., Ltd., and Woori Asset Management Co., Ltd
Subsidiaries	[2]	Woori Real Estate Financial Stabilization General Private Investment Trust No. 1		Woori Real Estate Financial Stabilization General Private Investment Trust No. 1
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location	[2]	Korea		Korea
Financial statements date	[2]	Dec. 31, 2024		Dec. 31, 2024
Woori Innovation Growth(Infrastructure) General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Innovation Growth(Infrastructure) General Type Private Investment Trust No. 2		Woori Innovation Growth(Infrastructure) General Type Private Investment Trust No. 2
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		46.40%		46.40%
Location	[2]	Korea		Korea
Financial statements date	[2]	Dec. 31, 2024		Dec. 31, 2024
Woori General Type Private Real Estate Investment Trust No.6
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori General Type Private Real Estate Investment Trust No. 6		Woori General Type Private Real Estate Investment Trust No. 6
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		85.80%		85.80%
Location	[2]	Korea		Korea
Financial statements date	[2]	Dec. 31, 2024
Woori Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Financial Capital Co., Ltd.		Woori Financial Capital Co., Ltd.
Subsidiaries	[2],[6]	Woori Japan Private Placement Real Estate Feeder Investment Trust No. 1-1		Woori Japan Private Placement Real Estate Feeder Investment Trust No. 1-1
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		63.20%
Location	[2]	Korea		Korea
Financial statements date	[2]			Dec. 31, 2024
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Fund Financing General Type Private Investment Trust
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Fund Financing General Type Private Investment Trust
Main business	[2]			Securities investment and others
Percentage of ownership (%)		99.30%		99.70%
Location	[2]			Korea
Financial statements date	[2]	Dec. 31, 2025		Dec. 31, 2024
Woori Busan Logistics Infra Private Placement Special Asset Investment Trust
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Busan Logistics Infra Private Placement Special Asset Investment Trust		Woori Busan Logistics Infra Private Placement Special Asset Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Equity Investment General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[2]			Woori Equity Investment General Type Private Investment Trust No. 1
Subsidiaries	[2]	Woori Equity Investment General Type Private Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Senior Loan General Type Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Senior Loan General Type Private Investment Trust No. 3		Woori Senior Loan General Type Private Investment Trust No. 3
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		47.30%		45.80%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori General Type Private Real Estate Investment Trust No.7
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori General Type Private Real Estate Investment Trust No. 7		Woori General Type Private Real Estate Investment Trust No. 7
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		87.00%		87.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Natixis Partnership Global Private Debt Fund No. 1-2(EUR)
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Natixis Partnership Global Private Debt Fund No. 1-2(EUR)		Woori Natixis Partnership Global Private Debt Fund No. 1-2(EUR)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		80.00%		80.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Natixis Partnership Global Private Debt Fund No. 1-1(USD)
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Natixis Partnership Global Private Debt Fund No. 1-1(USD)		Woori Natixis Partnership Global Private Debt Fund No. 1-1(USD)
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		80.00%		80.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Partners General Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Partners General Private Investment Trust No. 3		Woori Partners General Private Investment Trust No. 3
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		90.90%		90.90%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Esg Infrastructure Development General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori ESG Infrastructure Development General Type Private Investment Trust No. 2		Woori ESG Infrastructure Development General Type Private Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		50.00%		50.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Clean Energy General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Clean Energy General Type Private Investment Trust No. 2		Woori Clean Energy General Type Private Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		30.80%		30.80%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No. 1		Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No. 1
Subsidiaries	[2]	Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No. 1		Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		99.90%		99.90%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Japan General Type Private Real Estate Feeder Investment Trust No.1-2
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2],[6]	Woori Japan General Type Private Real Estate Feeder Investment Trust No. 1-2		Woori Japan General Type Private Real Estate Feeder Investment Trust No. 1-2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		98.80%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Senior Loan General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank and Tongyang Life Insurance Co., Ltd		Woori Bank and Tongyang Life Insurance Co., Ltd
Subsidiaries	[2]	Woori Senior Loan General Type Private Investment Trust No. 2		Woori Senior Loan General Type Private Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		54.00%		50.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori General Type Private Real Estate Investment Trust No.5
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori General Type Private Real Estate Investment Trust No. 5		Woori General Type Private Real Estate Investment Trust No. 5
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		87.00%		87.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Woori Bank Partners Professional Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Woori Bank Partners Professional Type Private Investment Trust No. 2		Woori Woori Bank Partners Professional Type Private Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		90.90%		90.90%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Global Mid Market Secondary General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Global Mid-market Secondary General Type Private Investment Trust No. 1		Woori Global Mid-market Secondary General Type Private Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		80.00%		80.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori General Type Private Real Estate Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori General Type Private Real Estate Investment Trust No. 1		Woori General Type Private Real Estate Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		86.80%		84.90%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Wooribank Partners General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori bank		Woori bank
Subsidiaries	[2]	Woori WooriBank Partners General Type Private Investment Trust No. 1		Woori WooriBank Partners General Type Private Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		92.60%		92.60%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori New Deal (Infrastructure) Policy Fund No.1
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank, Woori Financial Capital Co., Ltd. and Woori Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd. and Woori Asset Management Co., Ltd.
Subsidiaries	[2]	Woori New Deal(Infrastructure) Policy Fund No. 1		Woori New Deal(Infrastructure) Policy Fund No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		70.00%		70.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Junior Equity General Type Private Investment Trust
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Junior Equity General Type Private Investment Trust		Woori Junior Equity General Type Private Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Gp Commitment Loan General Type Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori GP Commitment Loan General Type Private Investment Trust No. 3		Woori GP Commitment Loan General Type Private Investment Trust No. 3
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2024		Dec. 31, 2024
Woori Gp Commitment Loan General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori GP Commitment Loan General Type Private Investment Trust No. 2		Woori GP Commitment Loan General Type Private Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Equity Bridge Loan General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Equity Bridge Loan General Type Private Investment Trust No. 1		Woori Equity Bridge Loan General Type Private Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		80.00%		80.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Gp Commitment Loan General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori GP Commitment Loan General Type Private Investment Trust No. 1		Woori GP Commitment Loan General Type Private Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WFBS 1st Corporate Recovery Private Equity Fund
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	WFBS 1st Corporate Recovery Private Equity Fund		WFBS 1st Corporate Recovery Private Equity Fund
Main business		Finance		Finance
Percentage of ownership (%)		96.20%		96.20%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
VOGO DL General Private Equity Investment Trust 1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	VOGO DL General Private Equity Investment Trust 1		VOGO DL General Private Equity Investment Trust 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		99.40%		99.80%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WSB2409 Asset Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WSB2409 Asset Securitization Specialty Co., Ltd.		WSB2409 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WS2409 Asset Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WS2409 Asset Securitization Specialty Co., Ltd.		WS2409 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WKN2406 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WKN2406 Securitization Specialty Co., Ltd.		WKN2406 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WI2406 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WI2406 Securitization Specialty Co., Ltd.		WI2406 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WK2406 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WK2406 Securitization Specialty Co., Ltd.		WK2406 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WSB2406 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WSB2406 Securitization Specialty Co., Ltd.		WSB2406 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WH2403 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WH2403 Securitization Specialty Co., Ltd.		WH2403 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WK2403 Asset Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WK2403 Asset Securitization Specialty Co., Ltd.		WK2403 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Didim US Technology and Bio-Healthcare Feeder Investment Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2]	Woori Didim US Technology and Bio-Healthcare Feeder InvestmentTrust		Woori Didim US Technology and Bio-Healthcare Feeder InvestmentTrust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		0.00%		44.60%
Location		Korea		Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Rooftop Solar Private Special Asset Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.		Woori Asset Management Corp.
Subsidiaries	[2]	Woori Rooftop Solar Private Special Asset Investment Trust No.1		Woori Rooftop Solar Private Special Asset Investment Trust No.1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		40.10%		40.10%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Namyangju Resource Circulation Facility Development Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori ESG Infrastructure Development General Private Investment Trust No. 1		Woori ESG Infrastructure Development General Private Investment Trust No. 1
Subsidiaries		Namyangju Resource Circulation Facility Development Co., Ltd.		Namyangju Resource Circulation Facility Development Co., Ltd.
Main business		Other professional services		Other professional services
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Global Infrastructure Development Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori ESG Infrastructure Development General Private Investment Trust No. 1		Woori ESG Infrastructure Development General Private Investment Trust No. 1
Subsidiaries		Woori Global Infrastructure Development Co., Ltd.		Woori Global Infrastructure Development Co., Ltd.
Main business		Other financial services		Other financial services
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
JB Airline Private Placement Investment Trust No.8
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[2]	JB Airline Private Placement Investment Trust No. 8		JB Airline Private Placement Investment Trust No. 8
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		97.00%		97.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Global Secondary Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries		Woori Global Secondary Private Placement Investment Trust No. 1
Main business		Securities investment and others
Percentage of ownership (%)		98.80%		98.80%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Mirae Asset Multi Overseas Real Estate General Private Investment Trust No 5 To 2
Significant investments in subsidiaries [Abstract]
Subsidiaries		Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2
Main business		Securities investment and others
Percentage of ownership (%)		99.00%		99.00%
Location		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WOORI SEOUL STATION AREA 1ST, CO., LTD.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5],[8]	WOORI SEOUL STATION AREA 1ST, CO,. LTD.		WOORI SEOUL STATION AREA 1ST, CO,. LTD.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WOORI HL 1ST, CO., LIMITED.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	WOORI HL 1ST, CO,. LIMITED		WOORI HL 1ST, CO,. LIMITED
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WOORI ENERBILITY 1ST, CO., LIMITED.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	WOORI ENERBILITY 1ST, CO,. LIMITED		WOORI ENERBILITY 1ST, CO,. LIMITED
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WOORIWON 1ST, CO., LIMITED.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	WOORIWON 1ST, CO,. LIMITED		WOORIWON 1ST, CO,. LIMITED
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori EUGENE 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori EUGENE 1st Co., Ltd		Woori EUGENE 1st Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Plasma 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori Plasma 1st Co., Ltd.		Woori Plasma 1st Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori QS 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori QS 2nd Co., Ltd		Woori QS 2nd Co., Ltd
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori HR 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank		Woori Bank
Subsidiaries	[5]	Woori HR 2nd Co., Ltd.		Woori HR 2nd Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		0.00%		0.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WI2203 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.		Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WI2203 Securitization Specialty Co., Ltd.		WI2203 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WM2203 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WM2203 Asset Securitization Specialty Co., Ltd.		WM2203 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WNI2206 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WNI2206 Asset Securitization Specialty Co., Ltd.		WNI2206 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WI2209 Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WI2209 Securitization Specialty Co., Ltd.		WI2209 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WN2212 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WN2212 Asset Securitization Specialty Co., Ltd.		WN2212 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WK2212 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WK2212 Asset Securitization Specialty Co., Ltd.		WK2212 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WH2306 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WH2306 Securitization Specialty Co., Ltd.		WH2306 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WN2306 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WN2306 Securitization Specialty Co., Ltd.		WN2306 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WNKN2309 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WNKN2309 Securitization Specialty Co., Ltd.		WNKN2309 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WB2309 Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WB2309 Securitization Specialty Co., Ltd.		WB2309 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WI2311 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WI2311 Securitization Specialty Co., Ltd.		WI2311 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WSB2312 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WSB2312 Securitization Specialty Co., Ltd.		WSB2312 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WK2312 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WK2312 Asset Securitization Specialty Co., Ltd.		WK2312 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
WBS2312 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Subsidiaries	[5]	WBS2312 Securitization Specialty Co., Ltd.		WBS2312 Securitization Specialty Co., Ltd.
Main business		Asset securitization		Asset securitization
Percentage of ownership (%)		5.00%		5.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Venture Partners US
Significant investments in subsidiaries [Abstract]
Investor		Woori Venture Partners Co., Ltd.		Woori Venture Partners Co., Ltd.
Subsidiaries		Woori Venture Partners US		Woori Venture Partners US
Main business		Other financial services		Other financial services
Percentage of ownership (%)		100.00%		100.00%
Location		America		America
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Green ESG Growth No.1 Private Equity Fund
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Green ESG Growth No. 1 Private Equity Fund		Green ESG Growth No. 1 Private Equity Fund
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		32.70%		34.80%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori PE Secondary Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[2]	Woori PE Secondary Fund 1		Woori PE Secondary Fund 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori New Growth Credit Fund 1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori New Growth Credit Fund 1		Woori New Growth Credit Fund 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Japanese Hotel Real Estate Private Equity Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Securities Co., Ltd.		Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Securities Co., Ltd.
Subsidiaries	[2]	Japanese Hotel Real Estate Private Equity Fund 1		Japanese Hotel Real Estate Private Equity Fund 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[2]	Woori Innovative Growth Professional Investment Type Private Investment Trust No. 1		Woori Innovative Growth Professional Investment Type Private Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		90.00%		90.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[2]	Woori Innovative Growth Professional Investment Type Private Investment Trust No. 2		Woori Innovative Growth Professional Investment Type Private Investment Trust No. 2
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		85.00%		85.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Innovative Growth New Deal Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Investor	[1]	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.		Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[2]	Woori Innovative Growth New Deal Private Investment Trust No. 3		Woori Innovative Growth New Deal Private Investment Trust No. 3
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		94.30%		94.30%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]			Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori North America Infra Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Subsidiaries		Woori North America Infra Private Placement Investment Trust No. 1		Woori North America Infra Private Placement Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1		Woori Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)	[2]	100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori General Type Private Real Estate Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori General Type Private Real Estate Investment Trust No. 2		Woori General Type Private Real Estate Investment Trust No. 2
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)	[2]	30.10%		30.10%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori ESG Infrastructure Development General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori ESG Infrastructure Development General Type Private Investment Trust No. 1		Woori ESG Infrastructure Development General Type Private Investment Trust No. 1
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust		Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust
Main business		Securities investment and others		Securities investment and others
Percentage of ownership (%)		40.00%		40.00%
Location		Korea		Korea
Financial statements date		Dec. 31, 2025		Dec. 31, 2024
Woori FG Digital Investment Fund 1st
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori FG Digital Investment Fund 1st		Woori FG Digital Investment Fund 1st
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		100.00%		100.00%
Location	[2]	Korea		Korea
Financial statements date	[2]	Dec. 31, 2024		Dec. 31, 2024
Woori Corporate Turnaround No.1 Private Equity Fund
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	Woori Corporate Turnaround No.1 Private Equity Fund		Woori Corporate Turnaround No.1 Private Equity Fund
Main business	[2]	Securities investment and others		Securities investment and others
Percentage of ownership (%)		35.30%		36.40%
Location	[2]	Korea		Korea
Financial statements date	[2]	Dec. 31, 2024		Dec. 31, 2024
GK OK Chatan
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2],[6]	GK OK Chatan		GK OK Chatan
Main business		Other financial services		Other financial services
Location		Japan		Japan
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2023.
GK Woorido
Significant investments in subsidiaries [Abstract]
Subsidiaries	[2]	GK Woorido		GK Woorido
Main business		Other financial services		Other financial services
Percentage of ownership (%)		100.00%		100.00%
Location		Japan		Japan
Financial statements date		Sep. 30, 2025		Sep. 30, 2024

[1]	Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.
[2]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[3]	On July 1, 2025, the Group acquired 77.9% of the shares (excluding treasury shares; 75.3% including treasury shares) of Tongyang Life Insurance Co., Ltd. and 100% of the shares of ABL Life Insurance Co., Ltd. and included them as subsidiaries. Woori Asset Management Corp. and Woori Global Asset Management Co., Ltd. merged through a business combination to become Woori Asset Management Corp, for the year ended December 31, 2024. Additionally, the Group owned interest in Korea Foss Securities Co., Ltd. as a result of the merger between Korea Foss Securities Co., Ltd. (surviving company) and Woori Investment Bank Co., Ltd. (dissolution company) in 2024. The merged securities company also changed its name to Woori Investment Securities Co., Ltd.
[4]	The Russia – Ukraine conflict has been escalated in February 2022, and international sanctions were imposed on Russia. Due to the sanctions, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2023, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts.
[5]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[6]	Companies are excluded from the consolidation as of December 31, 2025.
[7]	The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[8]	Companies are included in the consolidation during the year ended December 31, 2025.
[9]	As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.